EQUITY - Series of Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	111,900,495	104,575,110	0
Liquidation Preference	$ 528,566,000	$ 455,274,801
Preferred stock convertible, at then effective conversion rate upon a qualifying IPO, aggregate gross proceeds (greater than)	$ 50,000,000	$ 50,000,000
Series Seed
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	16,100,540	16,100,540
Liquidation Preference	$ 16,947,000	$ 16,947,000
Liquidation Price (in dollars per share)	$ 1.05
Dividend Rate (in dollars per share)	0.08
Conversion Price (in dollars per share)	$ 1.05
Series A
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	32,860,461	32,860,461
Liquidation Preference	$ 41,759,000	$ 41,759,000
Liquidation Price (in dollars per share)	$ 1.27
Dividend Rate (in dollars per share)	0.10
Conversion Price (in dollars per share)	$ 1.27
Series B
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	29,448,787	29,448,787
Liquidation Preference	$ 73,519,000	$ 73,519,000
Liquidation Price (in dollars per share)	$ 2.50
Dividend Rate (in dollars per share)	0.20
Conversion Price (in dollars per share)	$ 2.50
Series C
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	11,238,629	11,238,629
Liquidation Preference	$ 85,000,000	$ 85,000,000
Liquidation Price (in dollars per share)	$ 7.56
Dividend Rate (in dollars per share)	0.61
Conversion Price (in dollars per share)	$ 7.56
Series C-1
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	504,081	504,081
Liquidation Preference	$ 3,050,000	$ 3,050,000
Liquidation Price (in dollars per share)	$ 6.05
Dividend Rate (in dollars per share)	0.48
Conversion Price (in dollars per share)	$ 6.05
Series C-2
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	1,983,287	1,983,287
Liquidation Preference	$ 15,000,000	$ 15,000,000
Liquidation Price (in dollars per share)	$ 7.56
Dividend Rate (in dollars per share)	0.61
Conversion Price (in dollars per share)	$ 7.56
Series D
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	12,439,325	12,439,325
Liquidation Preference	$ 219,999,000	$ 219,999,000
Liquidation Price (in dollars per share)	$ 17.69
Dividend Rate (in dollars per share)	1.41
Conversion Price (in dollars per share)	$ 17.69
Series E
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	7,325,385
Liquidation Preference	$ 73,292,000
Liquidation Price (in dollars per share)	$ 10.01
Dividend Rate (in dollars per share)	0.80
Conversion Price (in dollars per share)	$ 10.01
Convertible Preferred Stock
Class of Stock [Line Items]
Number of Shares Outstanding (in shares)	111,900,495	104,575,110	0
Liquidation Preference	$ 528,566,000	$ 455,275,000